Submission	May 22, 2026
Submission [Line Items]
Central Index Key	0000707179
Registrant Name	OLD NATIONAL BANCORP /IN/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES